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Alleghany/Montag & Caldwell Growth Fund
Alleghany/Chicago  Trust Growth & Income Fund
Alleghany/TAMRO  Large Cap Value Fund
Alleghany/Chicago  Trust Talon Fund
Alleghany/TAMRO  Small Cap Fund
Alleghany/Chicago  Trust  Small Cap Value  Fund
Alleghany/Veredus   Aggressive  Growth  Fund
Alleghany/Veredus   SciTech  Fund
Alleghany/Blairlogie  International Developed Fund
Alleghany/Blairlogie Emerging
Markets Fund Alleghany/Montag & Caldwell Balanced Fund
Alleghany/Chicago  Trust Balanced  Fund
Alleghany/Chicago   Trust  Bond  Fund
Alleghany/Chicago   Trust Municipal Bond Fund
Alleghany/Chicago Trust Money Market Fund


Class N Shares

Supplement  dated April 18, 2001 to  Prospectus  (Class N Shares) dated March 1,
2001



The following information replaces the information about the portfolio manager of Alleghany/Chicago Trust Small Cap Value Fund found on page 37 and all of the information on page 39, including the performance information shown on that page.

     Effective April 5, 2001, Philip Tasho, CFA, is the portfolio manager for Alleghany/Chicago Trust Small Cap Value Fund. Mr. Tasho is the Chief Investment Officer of TAMRO Capital Partners LLC since June 2000 and is a Vice President of Chicago Capital Management, Inc. Prior to that, Mr. Tasho served as Chief Executive Officer and Chief Investment Officer of Riggs Investment Management Corp. (RIMCO), from 1995 to May 2000. He has 20 years of investment management experience. He received his MBA from George Washington University.

The following information replaces the information about the portfolio manager of Alleghany/Chicago Trust Money Market Fund found on page 37.

     Effective April 18, 2001, Karen Van Cleave is the portfolio manager for Alleghany/Chicago Trust Money Market Fund. Ms. Van Cleave is a Managing Director of Chicago Capital Management, Inc. She is also Senior Vice President of ABN AMRO Asset Management (USA) LLC since 1994 and the portfolio manager for ABN AMRO Money Market Fund, ABN AMRO Government Money Market Fund and ABN AMRO Treasury Money Market Fund. She received her BS in Business Administration from Boston University.



INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.



THE CHICAGO TRUST COMPANY ( MONTAG & CALDWELL ( VEREDUS ASSET MANAGEMENT ( BLAIRLOGIE CAPITAL MANAGEMENT ( TAMRO CAPITAL PARTNERS LLC